Earnings (loss) per Share (Details) - Schedule of basic and diluted earnings per share was based on income (loss) attributable to ordinary shareholders - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings (loss) attributable to ordinary Shareholders
Basic earnings (loss) for the year	₪ (853)	₪ (1,029)	₪ 78
Effect of diluted per share loss in a subsidiary
Diluted earnings (loss) for the year	₪ (853)	₪ (1,029)	₪ 78